SEGMENT INFORMATION (Details) - Schedule of Segment Reporting Information, by Segment - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues, net	$ 979,991	$ 810,380	$ 2,532,701	$ 2,204,434	$ 2,981,982	$ 1,762,978
Costs and expenses	(1,160,574)	(869,215)	(3,052,901)	(2,297,495)
Other expense		(6,414)		(10,876)
Segment Income (Loss)	(180,583)	(65,249)	(520,200)	(103,937)
Corporate Income (Loss)	767,456	(14,381,845)	4,745,397	(16,867,860)
Net Income (Loss)	586,873	(14,447,094)	4,225,197	(16,971,797)	(32,799,677)	(8,786,277)
Security and Cash Management [Member]
Segment Reporting Information [Line Items]
Revenues, net	533,065	560,713	1,322,509	1,599,907	2,232,915	1,490,832
Costs and expenses	(647,915)	(528,916)	(1,615,694)	(1,604,932)
Segment Income (Loss)	(114,850)	31,797	(293,185)	(5,025)
Marketing and Products [Member]
Segment Reporting Information [Line Items]
Revenues, net	49,394	106,402	163,216	221,563	188,594	26,420
Costs and expenses	(100,464)	(91,342)	(381,439)	(216,443)
Segment Income (Loss)	(51,070)	15,060	(218,223)	5,120
Consulting and Advisory[Member]
Segment Reporting Information [Line Items]
Revenues, net	364,629	117,700	947,725	289,566	432,046	144,944
Costs and expenses	(402,856)	(235,605)	(1,018,655)	(439,389)
Segment Income (Loss)	(38,227)	(117,905)	(70,930)	(149,823)
Finance And Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues, net	32,903	25,565	99,251	93,398	$ 128,427	$ 100,782
Costs and expenses	(9,339)	(13,352)	(37,113)	(36,731)
Other expense		(6,414)		(10,876)
Segment Income (Loss)	$ 23,564	$ 5,799	$ 62,138	$ 45,791